UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

Money Market Portfolio

Municipal Money Market Portfolio

New Jersey Municipal Money Market Portfolio

North Carolina Municipal Money Market Portfolio

Ohio Municipal Money Market Portfolio

Pennsylvania Municipal Money Market Portfolio

U.S. Treasury Money Market Portfolio

Virginia Municipal Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2010

Date of reporting period: 06/30/2009

Item 1	–	Schedule of Investments

Schedule of Investments June 30, 2009 (Unaudited)	Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Domestic — 1.4%
Bank of America, N.A.,
0.40%, 8/21/09	$10,000	$10,000,000
Chase Bank USA, N.A.,
0.52%, 7/15/09	12,000	12,000,000

Euro — 0.7%
Credit Agricole S.A.,
0.61%, 12/29/09	12,000	12,000,000

Yankee — 27.4%(a)
Banco Bilbao Vizcaya Argentaria S.A., New York,
0.97%, 7/01/09	19,100	19,100,000
0.86%, 7/15/09	10,000	10,000,019
1.16%, 8/03/09	22,000	22,000,201
1.07%, 10/29/09	15,000	15,000,497
Bank of Tokyo-Mitsubishi UFJ Ltd., New York,
0.95%, 7/17/09	15,000	15,000,200
0.75%, 8/07/09	11,000	11,000,000
BNP Paribas, New York,
1.17%, 7/08/09	12,000	12,000,000
0.74%, 8/27/09	12,000	12,000,000
0.65%, 11/20/09	15,000	15,000,000
0.55%, 12/04/09	10,800	10,800,000
Deutsche Bank A.G., New York,
0.62%, 7/15/09	12,000	12,000,000
Dexia Credit Local, New York - GTD,
1.01%, 7/17/09(b)	21,000	21,000,000
0.47%, 7/21/09	7,000	7,000,039
DnB NOR Bank ASA, New York,
0.67%, 12/10/09	10,000	10,000,000
Intesa San Paolo SpA, New York,
0.84%, 7/01/09	13,000	13,000,000
0.90%, 8/31/09	12,000	12,000,000
0.52%, 10/20/09	5,000	5,000,000
0.56%, 12/16/09	12,000	12,000,000
Lloyds TSB Bank Plc, New York,
1.48%, 7/13/09	15,000	15,000,645
1.05%, 7/16/09	15,000	15,000,000
1.04%, 7/22/09	14,000	14,000,000
0.56%, 9/15/09	10,000	10,000,000
Mizuho Corp. Bank, New York,
0.65%, 8/06/09	11,250	11,250,000
Rabobank Nederland N.V., New York,
0.85%, 8/03/09	15,000	15,000,000
0.61%, 6/25/10(c)	12,000	12,000,000
Royal Bank of Scotland Plc, Connecticut,
0.63%, 9/18/09	10,000	10,000,219
Royal Bank of Scotland Plc, New York,
2.87%, 8/14/09	6,500	6,513,494
Societe Generale, New York,
1.05%, 7/13/09	15,000	15,000,000
0.82%, 7/14/09	10,000	10,000,000
0.80%, 11/06/09	12,000	12,000,000
Sumitomo Mitsui Bank, New York,
0.90%, 7/21/09	12,000	12,000,133
Svenska Handelsbanken AB, New York,
0.62%, 11/30/09	10,000	10,000,210
UBS A.G., Stamford,
1.25%, 7/06/09	14,500	14,500,000
1.23%, 7/17/09	10,000	10,000,000
1.16%, 7/31/09	10,500	10,500,000

Total Certificates of Deposit — 29.5%		470,665,657

Commercial Paper(d)
Atlantis One Funding Corp.,
0.45%, 8/05/09	15,000	14,993,438
0.40%, 9/09/09	12,500	12,490,278
Banco Bilbao Vizcaya Argentaria S.A., London,
1.00%, 11/13/09	18,500	18,430,625
Barton Capital Corp.,
0.48%, 7/07/09	14,500	14,498,840
Cancara Asset Securitisation LLC,
0.75%, 7/02/09	14,000	13,999,708
0.50%, 8/18/09	13,000	12,991,333
Chariot Funding LLC,
0.32%, 9/21/09	25,000	24,981,778
Citigroup Funding, Inc.,
0.43%, 7/06/09	10,300	10,299,385
Danske Corp. - GTD,
0.87%, 7/15/09	12,000	11,995,940
0.76%, 7/24/09	14,500	14,492,959
0.76%, 11/02/09	12,000	11,968,793
Erasmus Capital Corp.,
0.55%, 7/07/09	14,900	14,898,634
0.50%, 7/17/09	15,000	14,996,667
Fortis Funding LLC,
0.67%, 9/24/09	11,000	10,982,599

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, we have abbreviated certain descriptions according to the following list.	AMT	Alternative Minimum Tax (subject to)	PCRB	Pollution Control Revenue Bonds
	BAN	Bond Anticipation Notes	PUTTERS	Putable Tax-Exempt Receipts
	COP	Certificates of Participation	RAN	Revenue Anticipation Notes
	FSA	Financial Security Assurance	RB	Revenue Bonds
	GO	General Obligation Bonds	ROC	Reset Option Certificates
	HFA	Housing Finance Agency	SBPA	Stand-by Bond Purchase Agreement
	IDA	Industrial Development Authority	SPEARS	Short Puttable Exempt Adjustable
	IDRB	Industrial Development Revenue		Receipts
		Bonds	TAN	Tax Anticipation Notes
	ISD	Independent School District	TECP	Tax-Exempt Commercial Paper
	LOC	Letter of Credit	TRAN	Tax Revenue Anticipation Notes
	MB	Municipal Bonds	VRDN	Variable Rate Demand Notes
	MERLOTS	Municipal Exempt Receipts-Liquidity Optional Tender Series

JUNE 30, 2009	1

Schedule of Investments (continued)	Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
Galleon Capital LLC,
0.31%, 7/21/09	$15,000	$14,997,417
ING (US) Funding LLC,
0.68%, 7/16/09	15,000	14,995,750
0.42%, 9/08/09	14,000	13,988,730
Mont Blanc Capital Corp.,
0.40%, 8/17/09	15,650	15,641,827
Nieuw Amsterdam Receivables Corp.,
0.47%, 9/15/09	4,000	3,996,031
Park Avenue Receivables,
0.28%, 7/08/09	4,226	4,225,770
0.30%, 7/16/09	15,000	14,998,125
Royal Bank of Scotland Plc,
1.08%, 7/31/09	12,000	11,989,200
Santander Central Hispano Finance Delaware, Inc.,
1.65%, 8/03/09	12,500	12,481,094
1.00%, 8/27/09	15,000	14,976,250
0.75%, 12/09/09	12,000	11,959,750
Scaldis Capital LLC,
0.60%, 8/07/09	15,000	14,990,750
Societe Generale North America, Inc.,
0.71%, 7/31/09	10,000	9,994,083
0.55%, 10/30/09	15,000	14,972,271
0.73%, 11/06/09	10,000	9,974,044
Solitaire Funding LLC,
0.35%, 7/27/09	10,000	9,997,472
0.47%, 8/21/09	10,000	9,993,342
Starbird Funding Corp.,
0.30%, 7/14/09	15,500	15,498,321
Straight-A Funding LLC,
0.43%, 8/10/09	13,500	13,493,550
0.39%, 8/18/09	8,500	8,495,580
0.37%, 9/10/09	7,000	6,994,892
Tempo Finance Corp.,
0.50%, 7/01/09	5,000	5,000,000
UBS Finance Delaware LLC,
0.69%, 8/20/09	10,000	9,990,417
0.67%, 9/16/09	12,000	11,982,803

Total Commercial Paper — 30.0%		477,648,446

Corporate Notes
Bank of Montreal, Chicago,
0.84%, 10/05/09(c)(e)	14,550	14,550,000
HSBC (USA), Inc.,
1.56%, 10/15/09(c)	2,580	2,580,000
ING Bank N.V.,
0.98%, 8/24/09(c)(e)	7,700	7,700,000
ING USA Global Funding Trust IV,
1.08%, 9/18/09(c)	4,070	4,070,000
KBC Bank N.V., New York,
0.49%, 8/03/09(b)	9,570	9,570,000
Lloyds TSB Group Plc,
1.29%, 8/07/09(c)(e)	10,850	10,850,000
Nordea Bank AB,
1.45%, 10/23/09(c)(e)	10,250	10,250,000
Procter & Gamble International Funding SCA,
1.00%, 5/07/10(c)	41,000	41,000,000
Rabobank Nederland N.V.,
0.56%, 10/07/09(b)(e)	18,700	18,700,000
Transamerica Life Insurance Co.,
1.06%, 10/02/09(c)(f)	60,000	60,000,000
U.S. Bank N.A.,
0.76%, 8/24/09(c)	2,950	2,944,026
Wachovia Bank, N.A.,
1.59%, 8/04/09(c)	9,300	9,300,000
Wells Fargo & Co.,
0.78%, 9/23/09(c)	3,050	3,041,876

Total Corporate Notes — 12.2%		194,555,902

Master Notes(b) — 1.9%
Banc of America Securities LLC,
0.54%, 7/01/09	30,250	30,250,000

Municipal Bonds(b)
Park Village Assisted Living LLC (Bank One N.A. LOC),
1.06%, 7/07/09	6,325	6,325,000
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.70%, 7/07/09	6,100	6,100,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC),
0.42%, 7/07/09	14,800	14,800,000

Total Municipal Bonds — 1.7%		27,225,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes(d)
0.58%, 8/19/09	25,000	24,980,264
0.62%, 9/25/09	15,000	14,977,783
Fannie Mae Variable Rate Notes(c)
0.97%, 8/05/10	10,075	10,070,978
Federal Home Loan Bank Discount Notes(d)
0.56%, 8/05/09	14,500	14,492,106
0.59%, 8/12/09	8,000	7,994,493
0.58%, 8/17/09	20,500	20,484,477
0.60%, 9/09/09	20,000	19,976,861
0.60%, 9/11/09	8,000	7,990,400
Federal Home Loan Bank Variable Rate Notes(c)
0.24%, 8/13/09	9,050	9,050,000
0.22%, 8/14/09	13,255	13,254,840
0.73%, 2/05/10	10,610	10,610,000
0.82%, 2/26/10	11,130	11,130,000
1.00%, 7/09/10	18,290	18,286,248
1.11%, 10/18/10	12,000	11,995,407
Freddie Mac Discount Notes(d)
0.59%, 8/24/09	15,000	14,986,725
0.58%, 8/24/09	15,000	14,986,950
0.57%, 9/01/09	15,000	14,985,275
0.62%, 9/14/09	10,026	10,013,050
Freddie Mac Variable Rate Notes(c)
1.04%, 7/14/10	11,000	10,996,023
0.64%, 8/24/10	8,680	8,680,429
0.39%, 2/14/11	42,190	42,179,237
0.90%, 5/05/11	25,000	24,986,087

Total U.S. Government Sponsored Agency Obligations — 21.2%		337,107,633

2	JUNE 30, 2009

Schedule of Investments (concluded)	Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations(d)
U.S. Treasury Bills
0.39%, 8/06/09	$11,000	$10,995,710
0.45%, 8/13/09	21,500	21,488,572
0.49%, 8/20/09	15,000	14,989,792
0.49%, 8/27/09	8,000	7,993,787
0.63%, 11/19/09	10,000	9,975,423
0.55%, 7/01/10	16,000	15,911,831

Total U.S. Treasury Obligations — 5.1%		81,355,115

Total Investments (Cost — $1,618,807,753*) — 101.6%		1,618,807,753
Liabilities in Excess of Other Assets — (1.6)%		(24,794,919)

Net Assets — 100.0%		$1,594,012,834

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Restricted security as to resale, representing 3.8% of net assets, were as follows:

Issue	Acquired Date	Cost	Value
Transamerica Life Insurance Co.,
1.06%, 10/02/09	6/25/04	$60,000,000	$60,000,000

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$1,618,807,753
Level 3	—

Total	$1,618,807,753

1	See above Schedule of Investments for values in each security type.

JUNE 30, 2009	3

Schedule of Investments June 30, 2009 (Unaudited)	U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills(a)
0.32%, 7/23/09	$35,000	$34,993,156
0.35%, 7/30/09	15,000	14,995,831
0.20%, 8/06/09	20,000	19,996,100
0.19%, 8/20/09	10,000	9,997,431
0.44%, 9/03/09	6,000	5,995,307
0.20%, 10/01/09	29,000	28,985,705
0.42%, 10/01/09	20,000	19,978,533
0.40%, 10/08/09	7,500	7,491,657
0.41%, 10/08/09	7,500	7,491,647
0.33%, 10/22/09	25,000	24,974,104
0.31%, 11/12/09	15,000	14,982,971
0.63%, 11/19/09	6,250	6,234,578
0.71%, 12/17/09	6,000	5,980,143
0.45%, 6/03/10	5,000	4,979,172
0.53%, 7/01/10	8,000	7,957,533

Total U.S. Treasury Obligations — 46.4%		215,033,868

Repurchase Agreements
Barclays Capital, Inc.,
0.01%, 7/01/09	25,000	25,000,000
(Purchased on 6/30/09 to be repurchased at $25,000,007, collateralized by U.S. Treasury Strips, U.S. Treasury Strip Principals 0.00% to 4.88% due from 2/15/12 to 2/15/38)
Barclays Capital, Inc.,
0.18%, 8/04/09	10,000	10,000,000
(Purchased on 6/04/09 to be repurchased at $10,003,050, collateralized by U.S. Treasury Inflation Indexed Securities 1.88% due 7/15/15)
Deutsche Bank Securities Inc.,
0.01%, 7/01/09	50,000	50,000,000
(Purchased on 6/30/09 to be repurchased at $50,000,014, collateralized by U.S. Treasury Bonds, U.S. Treasury Strips, U.S. Treasury Strip Principals 0.00% to 7.25% due from 5/15/16 to 2/15/36)
Deutsche Bank Securities Inc.,
0.28%, 7/06/09	25,000	25,000,000
(Purchased on 4/02/09 to be repurchased at $25,018,472, collateralized by U.S. Treasury Inflation Indexed Securities 1.63% to 2.00% due from 1/15/18 to 1/15/26)
HSBC Securities (USA) Inc.,
0.01%, 7/01/09	55,000	55,000,000
(Purchased on 6/30/09 to be repurchased at $55,000,015, collateralized by U.S. Treasury Strips 0.00% due from 11/15/20 to 2/15/27)
JPMorgan Securities Inc.,
0.01%, 7/01/09	55,224	55,224,000
Purchased on 6/30/09 to be repurchased at $55,224,015, collateralized by U.S. Treasury Notes 4.50% due 4/30/12)
RBS Securities Inc.,
0.02%, 7/01/09	50,000	50,000,000
(Purchased on 6/30/09 to be repurchased at $50,000,028, collateralized by U.S. Treasury Notes 4.00% due 11/15/12)
RBS Securities Inc.,
0.20%, 8/06/09	15,000	15,000,000
(Purchased on 6/04/09 to be repurchased at $15,005,250, collateralized by U.S. Treasury Notes 2.25% due 5/31/14)

Total Repurchase Agreements — 61.5%		285,224,000

Total Investments (Cost — $500,257,868*) — 107.9%		500,257,868
Liabilities in Excess of Other Assets — (7.9)%		(36,830,707)

Net Assets — 100.0%		$463,427,161

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$500,257,868
Level 3	—

Total	$500,257,868

1	See above Schedule of Investments for values in each security type.

4	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Arizona — 6.0%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC),
0.32%, 7/07/09(a)	$1,000	$1,000,000
Arizona Board of Regents University System RB Series 2008B VRDN (Lloyds Banking Group Plc LOC),
0.16%, 7/07/09(a)	3,140	3,140,000
Arizona Transportation Board RB (Maricopa County Regional Area Road Fund Project) Series 2009 MB,
3.00%, 7/01/10	1,000	1,025,711
Mesa GO Series 2009 MB,
4.00%, 7/01/10	1,800	1,859,992
Pima County IDA RB (Broadway Project) Series 2000A VRDN (State Street Bank & Trust Co. LOC),
0.28%, 7/07/09(a)	4,160	4,160,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC),
0.32%, 7/07/09(a)	5,300	5,300,000

		16,485,703

Arkansas — 0.6%
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 VRDN (Bank of America N.A. LOC),
0.41%, 7/07/09(a)	1,705	1,705,000

California — 4.7%
California School Cash Reserve Program Authority RB Series 2009-10A TRAN,
2.50%, 7/01/10	3,000	3,055,860
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.45%, 7/07/09(a)(b)	3,000	3,000,000
Los Angeles County GO Series 2009A TRAN,
2.50%, 6/30/10	2,000	2,033,620
Metropolitan Water District of Southern California Waterworks RB Series 2004A-2 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.17%, 7/07/09(a)	3,000	3,000,000
Metropolitan Water District of Southern California Waterworks RB Series 2008A-1 VRDN (Bank of America N.A. SBPA),
0.25%, 7/07/09(a)	2,000	2,000,000

		13,089,480

Colorado — 6.2%
Colorado Educational & Cultural Facilities Authority RB (Parker & Denver High Schools Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.40%, 7/01/09(a)	10,450	10,450,000
Colorado HFA RB Series 2003B-3 AMT VRDN (Federal Home Loan Bank SBPA),
0.50%, 7/07/09(a)	5,000	5,000,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC),
0.35%, 7/07/09(a)	1,500	1,500,000

		16,950,000

Connecticut — 0.7%
Connecticut Health & Educational Facility Authority RB (Greenwich Hospital Project) Series 2008C VRDN (Bank of America N.A. LOC),
0.18%, 7/07/09(a)	2,000	2,000,000

District of Columbia — 4.2%
District of Columbia GO Series 2002D VRDN (Dexia Credit Local LOC),
1.10%, 7/07/09(a)	11,500	11,500,000

Florida — 10.5%
Escambia County Solid Waste Disposal RB (Gulf Power Co. Project) Series 2009 MB,
1.75%, 4/21/10(a)	1,500	1,500,000
Florida Housing Finance Corp. RB (Boynton Bay Apartments Project) Series 2007 AMT VRDN (Citibank N.A. LOC),
0.52%, 7/07/09(a)	4,390	4,390,000
Florida Housing Finance Corp. RB (Wexford Apartments Project) Series 2003P AMT VRDN (Citibank N.A. LOC),
0.38%, 7/07/09(a)	3,000	3,000,000
Florida Hurricane Catastrophe Fund RB Series 2008 ROC-RR-II-R-11549 VRDN (Citibank N.A. Liquidity Facility),
0.35%, 7/07/09(a)(b)	2,400	2,400,000
Florida Municipal Power Agency RB (All Requirements Supply Project) Series 2008C VRDN (Bank of America N.A. LOC),
0.32%, 7/01/09(a)	1,100	1,100,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2007A-1 VRDN,
0.28%, 7/07/09(a)	3,500	3,500,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2007A-2 VRDN (Adventist Health Guaranty),
0.35%, 7/07/09(a)	3,700	3,700,000
Miami Health Facilities Authority RB (Catholic Health East Systems Project) Series 2009 VRDN (Bank of New York LOC),
0.15%, 7/07/09(a)	4,200	4,200,000
Palm Beach County RB (Morse Obligation Group Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.30%, 7/07/09(a)	800	800,000
Pasco County School Board COP Series 2008C VRDN (Bank of America N.A. LOC),
0.32%, 7/07/09(a)	2,200	2,200,000
Wauchula IDRB (Hardee County Center Project) Series 1993 VRDN (JPMorgan Chase Bank LOC),
0.29%, 7/07/09(a)	2,275	2,275,000

		29,065,000

Georgia — 0.5%
Monroe County Development Authority RB (Georgia Power Co. Plant Scherer Project) Series 2008 MB,
1.95%, 12/10/09	1,500	1,500,000

JUNE 30, 2009	5

Schedule of Investments (continued)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Illinois — 4.6%
Illinois Finance Authority RB (Evanston Northwestern Project) Series 2009C VRDN (JPMorgan Chase Bank SBPA),
0.18%, 7/01/09(a)	$6,200	$6,200,000
Illinois GO Series 2003B VRDN (DEPFA Bank Plc SBPA),
3.50%, 7/07/09(a)	5,200	5,200,000
Quad Cities Regional Economic Development Authority RB (Whitey’s Ice Cream Manufacturing Project) Series 1995 AMT VRDN (Bank One N.A. LOC),
3.00%, 7/07/09(a)	150	150,000
Regional Transit Authority RB Series 2005-B1 VRDN,
0.70%, 7/07/09(a)	1,000	1,000,000

		12,550,000

Iowa — 0.5%
Iowa Finance Authority Senior Revenue Anticipation Notes (Iowa School Project) Series 2009A RAN,
2.50%, 6/23/10	350	356,636
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 VRDN (Wells Fargo Bank N.A. LOC),
0.41%, 7/07/09(a)	1,000	1,000,000

		1,356,636

Maryland — 2.4%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 7/07/09(a)	1,310	1,310,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2003C AMT VRDN (State Street Bank & Trust Co. SBPA),
0.36%, 7/07/09(a)	4,200	4,200,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 7/07/09(a)	1,200	1,200,000

		6,710,000

Michigan — 2.8%
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2008B-1 VRDN,
0.17%, 7/07/09(a)	900	900,000
Michigan Housing Development Authority Multi-Family Housing RB (Berrien Woods III Project) Series 2000A AMT VRDN (Citibank N.A. LOC),
0.38%, 7/07/09(a)	300	300,000
Michigan Municipal Bond Authority GO Series 2008A-1 RAN,
3.00%, 8/20/09	2,500	2,504,616
Michigan State University RB Series 1998A-2 VRDN (Northern Trust Co. SBPA),
0.17%, 7/07/09(a)	2,000	2,000,000
Michigan Strategic Fund Ltd. Obligation RB (Continental Carbonic Products, Inc. Project) Series 2007 AMT VRDN (JPMorgan Chase Bank LOC),
0.35%, 7/07/09(a)	1,000	1,000,000
University of Michigan RB Series 2005B VRDN,
0.17%, 7/07/09(a)	1,000	1,000,000

		7,704,616

Missouri — 0.6%
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC),
0.48%, 7/07/09(a)	1,745	1,745,000

Nebraska — 1.3%
Scotts Bluff County Hospital Authority No. 1 RB (Regional West Medical Center Project) Series 2005 VRDN (KeyBank N.A. LOC),
2.30%, 7/07/09(a)	3,500	3,500,000

Nevada — 2.2%
Clark County Airport System Junior Subordinate Lien GO Series 2008 AMT RAN,
3.00%, 7/01/09	3,000	3,000,000
Clark County Airport System Subordinate Lien RB Series 2009A RAN,
2.50%, 7/15/10	3,000	3,051,060

		6,051,060

New Hampshire — 3.6%
New Hampshire Business Finance Authority RB (Littleton Regional Hospital Project) Series 2007 VRDN (TD Banknorth N.A. LOC),
0.30%, 7/01/09(a)	10,000	10,000,000

New Jersey — 2.7%
New Jersey Economic Development Authority RB Series 2009A RAN,
2.50%, 6/18/10	2,500	2,548,219
Port Authority of New York & New Jersey Special Obligation RB (Versatile Structure Obligation Project) Series 1995-3 VRDN (JPMorgan Chase Bank, N.A. SBPA),
0.22%, 7/01/09(a)	4,000	4,000,000
Readington Township GO Series 2009 BAN,
1.50%, 2/04/10	1,000	1,004,504

		7,552,723

New Mexico — 1.1%
New Mexico Mortgage Finance Authority Single Family Mortgage RB Series 2009 AMT VRDN (Federal Home Loan Bank Insurance),
1.03%, 7/13/09(a)	3,000	3,000,000

New York — 14.0%
Clarence Central School District GO Series 2008A BAN (State Aid Withholding Insurance),
2.50%, 7/23/09	1,000	1,000,331
Erie County Fiscal Stability Authority RB Series 2009A BAN,
2.00%, 5/19/10	2,500	2,524,039
Guilderland Central School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 6/18/10	1,000	1,007,175
Hyde Park Central School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 6/25/10	690	690,142
Monticello Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.50%, 7/24/09	525	525,198

6	JUNE 30, 2009

Schedule of Investments (continued)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
New York City GO Series 2005E-3 VRDN (Bank of America N.A. LOC),
0.22%, 7/07/09(a)	$400	$400,000
New York City GO Series 2008L-6 VRDN (Wachovia Bank N.A. SBPA),
0.27%, 7/01/09(a)	1,500	1,500,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.25%, 7/07/09(a)	855	855,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3B VRDN (Citigroup Global Markets Holdings, Inc. SBPA),
0.18%, 7/01/09(a)	6,080	6,080,000
New York City Trust For Cultural Resources RB (The Museum of Modern Art Project) Series 2008-1A MB,
4.00%, 8/01/09	445	445,837
New York Housing Finance Agency RB (Worth Street Housing Project) Series 2002 AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Facility),
0.28%, 7/07/09(a)	1,100	1,100,000
New York Local Government Assistance Corp. RB Series 1993A VRDN (Bayerische Landesbank Girozentrale LOC, West Deutsche Landesbank LOC),
0.25%, 7/07/09(a)	4,600	4,600,000
Plainview Old Bethpage Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 7/30/09	650	650,432
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 VRDN (Manufacturers and Traders Trust Co. LOC),
0.45%, 7/07/09(a)	1,065	1,065,000
Schenectady School District GO Series 2008 BAN,
2.75%, 7/10/09	480	480,100
Triborough Bridge & Tunnel Authority RB Series 2003B VRDN (GO of Authority Insurance, Dexia Credit Local SBPA),
0.47%, 7/07/09(a)	8,200	8,200,000
Troy IDA Civic Facility RB (Rensselaer Polytechnic Institute Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.18%, 7/07/09(a)	7,000	7,000,000
West Babylon Union Free School District GO Series 2008 BAN,
2.75%, 7/30/09	465	466,831

		38,590,085

North Carolina — 4.5%
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 VRDN (Branch Banking & Trust Co. LOC),
0.29%, 7/07/09(a)	1,475	1,475,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN,
0.17%, 7/07/09(a)	3,000	3,000,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROC-RR-II- R-10313 VRDN (Citigroup Financial Products Liquidity Facility),
0.45%, 7/07/09(a)(b)	4,300	4,300,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.29%, 7/07/09(a)	3,500	3,500,000

		12,275,000

Ohio — 5.5%
American Municipal Power, Inc. GO (Bowling Green Project) Series 2008 BAN,
3.00%, 11/24/09	500	500,790
Cuyahoga County GO Series 2008 BAN,
2.50%, 12/23/09	3,000	3,020,626
Deerfield GO Series 2008 BAN,
2.15%, 11/17/09	1,300	1,300,000
Kent State University General Receipts RB Series 2009 VRDN (JPMorgan Chase Bank LOC),
0.18%, 7/01/09(a)	700	700,000
Mayfield Heights GO Series 2008 BAN,
2.50%, 8/20/09	2,400	2,402,258
Napoleon GO Series 2008 BAN,
2.55%, 7/22/09	1,800	1,800,558

Ohio Housing Finance Agency Residential Mortgage RB Series 2008 ROC-RR-II-R-11575 VRDN (Government National Mortgage Assoc. Insurance, Fannie Mae Insurance, Freddie Mac Insurance, Citibank N.A. Liquidity Facility),

0.35%, 7/07/09(a)(b)	3,425	3,425,000
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 VRDN (KeyBank N.A. LOC),
3.45%, 7/07/09(a)	1,105	1,105,000
Vermilion GO Series 2008 BAN,
2.50%, 7/23/09	1,000	1,000,357

		15,254,589

Oklahoma — 0.4%
Oklahoma Development Finance Authority GO (ConocoPhillips Co. Project) Series 2003 AMT VRDN,
0.38%, 7/07/09(a)	1,000	1,000,000

Oregon — 1.5%
Clackamas County Hospital Facility Authority RB (Legacy Health System Project) Series 2008A VRDN (U.S. Bank N.A. LOC),
0.18%, 7/07/09(a)	4,000	4,000,000

Pennsylvania — 5.5%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wachovia Bank N.A. LOC),
0.62%, 7/07/09(a)	6,150	6,150,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN,
0.55%, 7/07/09(a)	2,500	2,500,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.75%, 7/07/09(a)	5,000	5,000,000

JUNE 30, 2009	7

Schedule of Investments (continued)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008C VRDN (Bank of America N.A. LOC),
0.32%, 7/01/09(a)	$35	$35,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.20%, 7/07/09(a)	955	955,000
Upper Merion General Authority Lease RB Series 2003 VRDN (TD Bank N.A. LOC),
0.27%, 7/07/09(a)	440	440,000

		15,080,000

South Carolina — 0.5%
Greenwood County Exempt Facility IDRB (FUJIFILM Photo Project) Series 2004 AMT VRDN (FUJIFILM Corp. Guaranty),
0.39%, 7/07/09(a)	1,500	1,500,000

Tennessee — 3.8%
Memphis GO Series 2009 BAN,
2.00%, 5/18/10	1,000	1,012,858
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Project) Series 2001 VRDN,
0.50%, 1/26/10(a)	1,275	1,275,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.32%, 7/07/09(a)	1,300	1,300,000
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series 1994 VRDN (Wachovia Bank N.A. LOC),
0.27%, 7/07/09(a)	7,000	7,000,000

		10,587,858

Texas — 3.7%
Houston ISD GO (Schoolhouse Project) Series 2004 VRDN (PSF-GTD Insurance, Bank of America N.A. SBPA),
0.20%, 7/07/09(a)	3,000	3,000,000
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 VRDN (Branch Banking & Trust Co. Liquidity Facility),
0.20%, 7/07/09(a)(b)	1,320	1,320,000
Red River Education Finance RB (Texas Christian University Project) Series 2000 VRDN,
0.40%, 7/07/09(a)	1,300	1,300,000
Texas GO Series 2008 TRAN,
3.00%, 8/28/09	4,500	4,509,739

		10,129,739

Utah — 1.9%
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.30%, 7/07/09(a)(b)	5,250	5,250,000

Virginia — 1.9%
Alexandria IDRB (American Correctional Assoc. Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.32%, 7/07/09(a)	2,750	2,750,000
Capital Beltway Funding Corp. RB (Senior Lien-I-495 Hot Lanes Project) Series 2008D AMT VRDN (Bank of Nova Scotia LOC),
0.32%, 7/07/09(a)	2,000	2,000,000
Virginia Small Business Financing Authority RB (Carilion Clinic Obligated Group Project) Series 2008B VRDN (Bank of America N.A. SBPA),
0.32%, 7/01/09(a)	400	400,000

		5,150,000

Washington — 1.8%
University of Washington RB Municipal Trust Receipts Floaters Series 2009-3005 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.32%, 7/07/09(a)(b)	3,000	3,000,000
Washington Housing Finance Commission Non-Profit RB (Eastside Catholic School Project) Series 2007A VRDN (KeyBank N.A. LOC),
1.35%, 7/07/09(a)	900	900,000
Washington Housing Finance Commission Non-Profit RB (Eastside Catholic School Project) Series 2007B VRDN (KeyBank N.A. LOC),
1.35%, 7/07/09(a)	1,000	1,000,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT VRDN (Bank of America N.A. LOC),
0.60%, 7/07/09(a)	180	180,000

		5,080,000

Wisconsin — 3.3%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC),
0.73%, 7/07/09(a)	2,000	2,000,000
Sheboygan Falls IDRB (HTT, Inc. Project) Series 2007A AMT VRDN (U.S. Bank N.A. LOC),
0.47%, 7/07/09(a)	1,890	1,890,000
West Bend Housing Authority RB (River Shores Regency Project) Series 2005 VRDN (U.S. Bank N.A. LOC),
0.65%, 7/07/09(a)	5,110	5,110,000

		9,000,000

Total Investments (Cost — $285,362,489*) — 103.5%		285,362,489
Liabilities in Excess of Other Assets — (3.5)%		(9,768,071)

Net Assets — 100.0%		$275,594,418

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

8	JUNE 30, 2009

Schedule of Investments (concluded)	Municipal Money Market Portfolio

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$285,362,489
Level 3	—

Total	$285,362,489

1	See above Schedule of Investments for values in each state or political subdivision.

JUNE 30, 2009	9

Schedule of Investments June 30, 2009 (Unaudited)	New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey — 90.0%
Allamuchy Township GO Series 2008 BAN,
2.50%, 7/21/09	$450	$450,123
Boonton Township GO Series 2009 BAN,
2.00%, 1/22/10	300	300,679
Bridgewater Township GO Series 2008 BAN,
2.50%, 8/20/09	3,000	3,003,474
Bridgewater Township GO Series 2009 BAN,
1.50%, 1/28/10-3/10/10	1,800	1,810,014
Butler GO Series 2008 BAN,
2.50%, 8/28/09	500	500,397
Cape May County GO Series 2008 BAN,
2.50%, 7/23/09	400	400,156
Carlstadt GO Series 2009 BAN,
1.50%, 1/29/10	900	903,889
Carteret GO Series 2008 BAN,
3.50%, 10/23/09	400	401,218
Colts Neck Township GO Series 2008A BAN,
2.50%, 8/19/09	400	400,322
Cranbury Township GO Series 2009 BAN,
2.00%, 1/14/10	300	300,973
2.50%, 6/11/10	100	100,931
Cranford Township GO Series 2009 BAN,
1.50%, 2/04/10	600	602,881
East Hanover Township GO Series 2008 BAN,
2.50%, 8/18/09	100	100,071
Edgewater GO Series 2008 BAN,
2.50%, 8/21/09	1,000	1,001,181
Evesham Township GO Series 2008A BAN,
2.75%, 8/04/09	450	450,329
Florham Park GO Series 2009 BAN,
1.50%, 2/03/10	300	301,256
Glen Rock GO Series 2009 BAN,
1.50%, 1/22/10	500	502,370
Haddon Heights GO Series 2009 BAN,
1.50%, 6/14/10	300	300,875
Haddonfield GO Series 2008 BAN,
2.50%, 7/23/09	200	200,078
Hazlet Township GO Series 2008 BAN,
2.50%, 7/31/09	400	400,145
Hillsborough Township GO Series 2008 BAN,
2.25%, 12/11/09	300	300,473
Hopewell Township GO Series 2009 BAN,
1.50%, 4/16/10	400	401,913
Howell Township GO Series 2008 BAN,
3.00%, 9/15/09	1,300	1,302,412
Hudson County Improvement Authority RB (Essential Purpose Pooled Government Project) Series 1986 VRDN (Bank of New York LOC),
0.23%, 7/07/09(a)	4,320	4,320,000
Jefferson Township GO Series 2009 BAN,
1.50%, 6/30/10	500	503,510
Keyport GO Series 2008 BAN,
2.25%, 8/07/09	700	700,216
Lakewood Township GO Series 2008 BAN,
2.75%, 7/10/09	400	400,068
Lambertville GO Series 2009 BAN,
2.50%, 3/05/10	500	503,013
Lenape Regional High School District GO Series 2008 TAN,
3.50%, 12/23/09	650	651,512
Little Ferry GO Series 2008 BAN,
2.75%, 7/17/09	550	550,215
Long Beach Township GO Series 2008 BAN,
3.50%, 12/16/09	300	302,208
Margate City GO Series 2008 BAN,
3.00%, 7/15/09	800	800,362
Medford Township GO Series 2008A BAN,
2.75%, 7/14/09	800	800,226
Mercer County GO Series 2009A BAN,
2.25%, 1/14/10	300	302,215
Middle Township GO Series 2008 BAN,
2.50%, 7/15/09	400	400,114
Middlesex GO Series 2009 BAN,
1.25%, 6/09/10	300	302,273
Millburn Township GO Series 2009 BAN,
1.50%, 1/15/10	400	401,528
Monmouth Beach GO Series 2008 BAN,
5.00%, 10/23/09	200	200,299
Morris Plains GO Series 2008 BAN,
2.50%, 7/24/09	100	100,037
New Jersey Economic Development Authority Multi-Mode IDRB (V&S Amboy Galvanizing LLC Project) Series 1999 AMT VRDN (KeyBank N.A. LOC),
3.65%, 7/07/09(a)	1,325	1,325,000
New Jersey Economic Development Authority RB (Applewood Estates Project) Series 2005 VRDN (TD Bank N.A. LOC),
0.24%, 7/07/09(a)	2,750	2,750,000
New Jersey Economic Development Authority RB (Cedar Crest Village, Inc. Project) Series 2006B VRDN (Bank of New York LOC),
0.17%, 7/07/09(a)	860	860,000
New Jersey Economic Development Authority RB (Diocese of Metuchen Project) Series 2005 VRDN (Bank of America N.A. LOC),
0.20%, 7/01/09(a)	5,000	5,000,000
New Jersey Economic Development Authority RB (Frisch School Project) Series 2006 VRDN (Princeton University Guaranty, Kredietbank N.V. LOC),
0.15%, 7/07/09(a)	5,600	5,600,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wachovia Bank N.A. LOC),
0.57%, 7/07/09(a)	1,235	1,235,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT VRDN (Wachovia Bank N.A. LOC),
0.57%, 7/07/09(a)	290	290,000
New Jersey Economic Development Authority RB (Jewish Family Service Project) Series 2002 VRDN (Wachovia Bank N.A. LOC),
0.47%, 7/07/09(a)	660	660,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.40%, 7/07/09(a)	2,340	2,340,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.40%, 7/07/09(a)	750	750,000
New Jersey Economic Development Authority RB (NUI Corp. Project) Series 1996A VRDN (Bank of America N.A. LOC),
0.12%, 7/01/09(a)	1,500	1,500,000

10	JUNE 30, 2009

Schedule of Investments (continued)	New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (continued)
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.55%, 7/07/09(a)	$1,100	$1,100,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1998 VRDN (Wachovia Bank N.A. LOC),
0.47%, 7/07/09(a)	1,005	1,005,000
New Jersey Economic Development Authority RB (Presbyterian Homes Assisted Living Project) Series 2006B VRDN (TD Bank N.A. LOC),
0.16%, 7/07/09(a)	4,000	4,000,000
New Jersey Economic Development Authority RB (Presbyterian Homes Project) Series 2006 VRDN (TD Bank N.A. LOC),
0.16%, 7/07/09(a)	1,400	1,400,000
New Jersey Economic Development Authority RB (Stuart Country Day School Project) Series 2002 VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty),
0.59%, 7/07/09(a)	1,630	1,630,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3008 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.45%, 7/07/09(a)(b)	6,000	6,000,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3032 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.28%, 7/07/09(a)(b)	1,650	1,650,000
New Jersey Economic Development Authority RB Series 2009 TECP (Dexia Credit Local LOC),
1.50%, 7/07/09	3,100	3,100,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Marina Energy LLC Project) Series 2001A AMT VRDN (Wachovia Bank N.A. LOC),
0.32%, 7/07/09(a)	1,100	1,100,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Thermal Energy LP Project) Series 1995 AMT VRDN (JPMorgan Chase Bank N.A. LOC),
0.60%, 7/07/09(a)	200	200,000
New Jersey Environmental Infrastructure Trust RB Series 2004-585 AMT VRDN (JPMorgan Chase Bank Liquidity Facility),
0.41%, 7/07/09(a)(b)	3,410	3,410,000
New Jersey GO Series 2002J MB,
5.00%, 7/15/09	300	300,457
New Jersey Health Care Facilities Financing Authority RB (Hospital Capital Asset Financing Project) Series 1985A VRDN (Wachovia Bank N.A. LOC),
0.23%, 7/07/09(a)	1,175	1,175,000
New Jersey Health Care Facilities Financing Authority RB (Meridian Health System Project) Series 2003B VRDN (Bank of America N.A. LOC),
0.30%, 7/07/09(a)	800	800,000
New Jersey Health Care Facilities Financing Authority RB (Recovery Management Systems, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC),
0.20%, 7/07/09(a)	1,765	1,765,000
New Jersey Health Care Facilities Financing Authority RB Series 2008-353 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.85%, 7/07/09(a)(b)	915	915,000
New Jersey Higher Education Assistance Authority RB Series 2008 ROC-RR-II0-R-11571 AMT VRDN (Assured Guaranty Ltd. Insurance, Citibank N.A. Liquidity Facility),
0.54%, 7/01/09(a)(b)	860	860,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),
0.50%, 7/07/09(a)(b)	8,500	8,500,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005 AMT VRDN (Dexia Credit Local LOC),
1.95%, 7/01/09(a)	2,925	2,925,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Y AMT VRDN (BNP Paribas SBPA),
0.30%, 7/07/09(a)	1,000	1,000,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Z AMT VRDN (BNP Paribas SBPA),
0.32%, 7/07/09(a)	1,580	1,580,000

New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),

1.00%, 7/07/09(a)(b)	450	450,000
New Jersey Turnpike Authority RB Series 2003C-1 VRDN (FSA Insurance, WestLB AG SBPA),
1.00%, 7/07/09(a)	10,000	10,000,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (FSA Insurance, Dexia Credit Local SBPA),
1.00%, 7/07/09(a)	2,200	2,200,000
New Jersey Turnpike Authority RB Series 2009C VRDN (Bank of Nova Scotia LOC),
0.21%, 7/07/09(a)	500	500,000
New Jersey Turnpike Authority RB Series 2009 ROC-RR-II-R-10380 VRDN (FSA Insurance, Citibank N.A. Liquidity Facility),
0.43%, 7/07/09(a)(b)	2,200	2,200,000
Nutley GO Series 2008 BAN,
4.00%, 12/18/09	200	200,904
Oakland GO Series 2009 BAN,
2.00%, 2/11/10	600	602,005
Passaic County GO Series 2009 BAN,
1.50%, 4/13/10	3,600	3,622,306
Pennsauken Township GO Series 2008A BAN,
2.50%, 9/08/09	300	300,367
Phillipsburg GO Series 2008 BAN,
2.25%, 9/04/09	350	350,061
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (FSA Insurance, Morgan Stanley Liquidity Facility),
0.37%, 7/07/09(a)(b)	1,500	1,500,000
Port Authority of New York & New Jersey RB PUTTERS Series 2006-1546 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.26%, 7/07/09(a)(b)	915	915,000

JUNE 30, 2009	11

Schedule of Investments (concluded)	New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
Readington Township GO Series 2009 BAN,
1.50%, 2/04/10	$3,000	$3,013,510
Rutgers University RB Series 2009G VRDN (U.S. Bank N.A. SBPA),
0.25%, 7/01/09(a)	1,000	1,000,000
Saddle River GO Series 2009 BAN,
1.00%, 4/01/10	600	601,834
Salem County PCRB Series 1985 VRDN (GO of Authority Insurance, Bank of Nova Scotia LOC),
0.27%, 7/01/09(a)	1,000	1,000,000
Scoth Plains Township GO Series 2009-VAR AMT BAN,
1.50%, 1/22/10	800	803,839
Secaucus GO Series 2009 BAN,
1.50%, 1/15/10	1,500	1,506,544
1.00%, 6/18/10	700	702,748
South Plainfield GO Series 2008 BAN,
2.75%, 7/01/09	800	800,000
Sparta Township GO Series 2009 BAN,
1.50%, 5/28/10	500	504,099
Summit GO Series 2009 BAN,
2.25%, 2/05/10	100	100,592
1.00%, 6/18/10	300	301,613
Union Township GO Series 2008 BAN,
2.50%, 8/07/09	700	700,389
Warren Township GO Series 2009 BAN,
2.00%, 6/30/10	200	201,774
Wayne Township GO Series 2008 BAN,
2.00%, 9/18/09	600	601,041
West Milford Township GO Series 2009 BAN,
1.50%, 4/16/10	1,500	1,507,765
West Orange Township GO Series 2009 BAN,
1.50%, 4/08/10	600	604,178
West Paterson GO Series 2008 BAN,
2.75%, 7/17/09	600	600,232
Westwood GO Series 2008 BAN,
2.50%, 7/24/09	300	300,111

		130,090,325

Puerto Rico — 9.5%
Commonwealth of Puerto Rico GO Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.75%, 7/07/09(a)(b)	13,700	13,700,000

Total Investments (Cost — $143,790,325*) — 99.5%		143,790,325
Other Assets in Excess of Liabilities — 0.5%		788,897

Net Assets — 100.0%		$144,579,222

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$143,790,325
Level 3	—

Total	$143,790,325

1	See above Schedule of Investments for values in the state or political subdivision.

12	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina — 92.8%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1011 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.30%, 7/07/09(a)(b)	$2,500	$2,500,000
Charlotte GO Series 2007 VRDN (KBC Bank N.V. SBPA),
0.32%, 7/07/09(a)	2,300	2,300,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wachovia Bank N.A. LOC),
0.28%, 7/07/09(a)	3,500	3,500,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B VRDN (Bank of America N.A. SBPA),
0.32%, 7/01/09(a)	1,200	1,200,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005D VRDN (Bank of America N.A. SBPA),
0.25%, 7/01/09(a)	8,000	8,000,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007K VRDN (FSA Insurance, Dexia Credit Local Liquidity Facility),
2.50%, 7/07/09(a)	2,000	2,000,000
Lee County Industrial Facilities Pollution Control Financing Authority Industrial Development RB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank N.A. LOC),
1.00%, 7/07/09(a)	1,450	1,450,000
Mecklenburg County COP Series 2005 VRDN (Wachovia Bank N.A. SBPA),
0.27%, 7/07/09(a)	2,700	2,700,000
Mecklenburg County GO Series 2005B VRDN (Wachovia Bank N.A. SBPA),
0.27%, 7/07/09(a)	1,515	1,515,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.29%, 7/07/09(a)	760	760,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Megellan Charter School Project) Series 2007 VRDN (Wachovia Bank N.A. LOC),
0.47%, 7/07/09(a)	1,300	1,300,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.29%, 7/07/09(a)	150	150,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.32%, 7/07/09(a)	1,315	1,315,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2006A VRDN (Citibank N.A. Liquidity Facility),
0.35%, 7/07/09(a)(b)	1,000	1,000,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN,
0.17%, 7/07/09(a)	11,200	11,200,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1992A VRDN,
0.17%, 7/07/09(a)	125	125,000
North Carolina GO Series 2002F VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.20%, 7/07/09(a)	3,590	3,590,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004A VRDN (JPMorgan Chase Bank SBPA),
0.45%, 7/07/09(a)	2,400	2,400,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004B VRDN (JPMorgan Chase Bank LOC),
0.28%, 7/07/09(a)	3,450	3,450,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROC-RR-II-R-10313 VRDN (Citigroup Financial Products Liquidity Facility),
0.45%, 7/07/09(a)(b)	3,400	3,400,000
North Carolina Medical Care Commission Hospital RB (Duke University Hospital Project) Series 1985B VRDN (Wachovia Bank N.A. SBPA),
0.27%, 7/07/09(a)	250	250,000
North Carolina Medical Care Commission Retirement Facilities RB (Aldersgate Project) Series 2001 VRDN (Branch Banking & Trust Co. LOC),
0.29%, 7/07/09(a)	3,000	3,000,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 VRDN (Branch Banking & Trust Co. LOC),
0.29%, 7/07/09(a)	500	500,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale LOC),
0.23%, 7/07/09(a)	1,100	1,100,000
Raleigh County COP (Downtown Improvement Project) Series 2004A MB,
2.50%, 1/20/10(a)	4,000	4,040,488
Raleigh County COP (Downtown Improvement Project) Series 2005B VRDN (RBC Bank USA SBPA),
0.59%, 7/07/09(a)	6,500	6,500,000
Raleigh County COP (Governmental Facilities Project) Series 2008 BAN,
3.00%, 11/25/09	1,500	1,510,137
Raleigh County COP (Packaging Facilities Project) Series 2000A VRDN (Bank of America N.A. SBPA),
0.32%, 7/07/09(a)	1,000	1,000,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (FSA Insurance, U.S. Bank N.A. Liquidity Facility),
0.25%, 7/07/09(a)(b)	2,455	2,455,000
University of North Carolina Chapel Hill Hospital RB Series 2001B VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.32%, 7/01/09(a)	900	900,000

JUNE 30, 2009	13

Schedule of Investments (concluded)	North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina (concluded)
Wake County GO Series 2003B VRDN (Lloyds Banking Group Plc SBPA),
0.25%, 7/07/09(a)	$3,000	$3,000,000
Winston-Salem Water & Sewer Systems RB Series 2008C VRDN (Dexia Credit Local LOC),
0.65%, 7/07/09(a)	1,000	1,000,000

		79,110,625

Puerto Rico — 3.5%
Commonwealth of Puerto Rico GO Series 2008A-2 TRAN (BNP Paribas LOC),
3.00%, 7/30/09	3,000	3,003,197

Total Investments (Cost — $82,113,822*) — 96.3%		82,113,822
Other Assets in Excess of Liabilities — 3.7%		3,111,910

Net Assets — 100.0%		$85,225,732

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$82,113,822
Level 3	—

Total	$82,113,822

1	See above Schedule of Investments for values in the state or political subdivision.

14	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio — 100.8%
American Municipal Power, Inc. GO (Bryan Project) Series 2008 BAN,
2.38%, 8/13/09	$1,050	$1,050,214
American Municipal Power, Inc. GO (Electric System Amherst Project) Series 2008 BAN,
3.00%, 11/24/09	570	570,674
American Municipal Power, Inc. GO Series 2008 BAN,
2.25%, 10/29/09	1,300	1,301,061
3.75%, 10/29/09	710	710,571
3.25%, 11/12/09	1,100	1,100,992
American Municipal Power, Inc. RB (St. Mary’s Electric System Project) Series 2008 BAN,
4.00%, 10/01/09	400	400,493
Avon Local School District GO Series 2009 BAN,
2.50%, 1/07/10	800	804,306
Barberton GO (Fire Station Improvement Project) Series 2008 BAN,
2.75%, 7/07/09	600	600,077
Barberton GO Series 2008 BAN,
4.00%, 11/12/09	250	250,443
Bay Village GO (Police Station Project) Series 2008 BAN,
2.50%, 7/20/09	600	600,164
Beavercreek GO (Special Assessment Project) Series 2008 BAN,
2.45%, 9/17/09	1,525	1,526,918
Beavercreek School District GO (School Improvement Project) Series 2008 BAN,
2.00%, 8/18/09	200	200,209
Berea GO Series 2008 BAN,
2.50%, 7/02/09	300	300,003
2.10%, 8/27/09	350	350,134
Berea GO Series 2009 BAN,
1.00%, 3/31/10	1,600	1,602,496
Brecksville GO Series 2008 BAN,
2.35%, 7/02/09	700	700,005
Brooklyn IDRB (Dylon Industries, Inc. Project) Series 1999 AMT VRDN (KeyBank N.A. LOC),
3.65%, 7/07/09(a)	525	525,000
Brunswick GO Series 2008 BAN,
2.85%, 11/19/09	500	500,471
Butler County GO Series 2008 BAN,
4.25%, 8/06/09	300	300,216
Butler County Technology and Career Development Schools GO (School Improvement Project) Series 2009 BAN,
1.50%, 3/18/10	2,400	2,409,309
Chillicothe GO (Garage Facility Project) Series 2008 BAN,
2.50%, 8/27/09	1,400	1,401,417
Cleveland RB (Airport Project) Series 2009A AMT VRDN (US Bank N.A. LOC),
0.40%, 7/07/09(a)	1,100	1,100,000
Cleveland Waterworks RB Series 2009S VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty),
0.29%, 7/07/09(a)	5,000	5,000,000
Columbus Regional Airport Authority RB SPEARS Series 2007 VRDN (Deutsche Bank A.G. Guaranty),
0.25%, 7/07/09(a)(b)(c)	3,575	3,575,000
Columbus Sewerage System RB Series 2008B VRDN,
0.17%, 7/07/09(a)	1,000	1,000,000
Cuyahoga County Civic Facility RB (Orion Services, Inc. Project) Series 2001 VRDN (Bank One N.A. LOC),
0.85%, 7/07/09(a)	2,155	2,155,000
Cuyahoga County Economic Development RB (Cleveland Botanical Garden Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
1.15%, 7/07/09(a)	635	635,000
Cuyahoga County Economic Development RB (Cleveland Hearing & Speech Project) Series 2008 VRDN (KeyBank N.A. LOC),
2.55%, 7/07/09(a)	3,300	3,300,000
Cuyahoga County Multi-Family Housing RB (St. Vitus Village Apartments Project) Series 2002 VRDN (KeyBank N.A. LOC),
3.45%, 7/07/09(a)	730	730,000
Deerfield GO Series 2008 BAN,
2.15%, 11/17/09	1,000	1,000,000
Defiance County GO Series 2008 BAN,
2.50%, 7/23/09	300	300,096
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 VRDN (KeyBank N.A. LOC),
3.45%, 7/07/09(a)	55	55,000
Fairborn GO Series 2008 BAN,
4.25%, 10/29/09	100	100,238
Fairborn GO Series 2009 BAN,
2.00%, 5/19/10	600	603,917
Fairfield GO (Municipal Court Police Project) Series 2008 BAN,
3.50%, 10/30/09	600	600,483
Fairfield GO (Wastewater System Improvement Project) Series 2008 BAN,
2.25%, 8/28/09	500	500,390
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008B VRDN,
0.17%, 7/07/09(a)	11,750	11,750,000
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008F VRDN (JPMorgan Chase Bank SBPA),
0.30%, 7/07/09(a)	6,200	6,200,000
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008G VRDN (JPMorgan Chase Bank SBPA),
0.25%, 7/07/09(a)	1,500	1,500,000
Franklin County Senior Housing RB (St. George on the Commons Apartments Project) Series 2007 AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Facility),
0.44%, 7/07/09(a)	915	915,000
Fulton County RB (Fulton County Health Center Project) Series 2005 VRDN (JPMorgan Chase Bank LOC),
0.30%, 7/07/09(a)	1,795	1,795,000
Green GO Series 2008 BAN,
2.75%, 7/14/09	1,100	1,100,327
Greene County IDRB (AFC Stamping & Production, Inc., Barsplice Products Project) Series 1995 AMT VRDN (KeyBank N.A. LOC),
3.65%, 7/07/09(a)	50	50,000
Hamilton County Healthcare Facilities RB (Import- Episcopal Project) Series 2005A VRDN (KeyBank N.A. LOC),
0.40%, 7/07/09(a)	4,905	4,905,000

JUNE 30, 2009	15

Schedule of Investments (continued)	Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (continued)
Huber Heights School District GO (School Improvement Project) Series 2009 BAN,
2.00%, 8/18/09	$900	$901,007
Independence GO Series 2009 BAN,
2.13%, 4/28/10	2,400	2,416,115
Kent GO (Various Purposes Project) Series 2008 BAN,
3.75%, 10/15/09	400	400,505
Kent State University General Receipts RB Series 2009 VRDN (JPMorgan Chase Bank LOC),
0.18%, 7/01/09(a)	6,000	6,000,000
Lake County GO (Service Building Acquisition Project) Series 2009 BAN,
2.00%, 4/08/10	300	301,137
Lancaster GO Series 2008 BAN,
3.50%, 10/15/09	300	300,423
Lancaster Port Authority Gas RB Series 2008 VRDN (Royal Bank of Canada SBPA),
0.27%, 7/07/09(a)	3,600	3,600,000
Lebanon GO (Water System Improvement Project) Series 2009 BAN,
2.13%, 4/07/10	1,200	1,205,206
Licking County GO Series 2008 BAN,
2.50%, 9/01/09	500	500,500
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 VRDN (U.S. Bank N.A. LOC),
0.31%, 7/07/09(a)	620	620,000
Marion County (Menard Capital Improvement Project) Series 2008 BAN,
3.88%, 10/21/09	200	200,371
Marysville GO (Wastewater Project) Series 2009 BAN,
1.50%, 6/02/10	2,500	2,511,377
Mason County GO (Mason Golf Course Project) Series 2009 BAN,
1.50%, 3/11/10	500	502,579
Mason GO (Real Estate Project) Series 2008 BAN,
2.75%, 7/01/09	1,100	1,100,000
Mason GO (Real Estate Project) Series 2009 BAN,
1.50%, 6/30/10	1,350	1,358,006
Mentor GO Series 2008 BAN,
2.75%, 8/06/09	200	200,184
Montgomery County RB (Catholic Healthcare Project) Series 2004B-2 VRDN (Bayerische Landesbank Girozentrale SBPA),
0.70%, 7/07/09(a)	2,200	2,200,000
North Olmsted GO (Capital Improvement Project) Series 2009 BAN,
2.00%, 4/01/10	500	501,291
Ohio Air Quality Development Authority PCRB (FirstEnergy Nuclear Generation Corp. Project) Series 2008A VRDN (Bank of Nova Scotia LOC, FirstEnergy Solutions Guaranty),
0.32%, 7/07/09(a)	5,350	5,350,000
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008 VRDN (JPMorgan Chase Bank LOC),
0.35%, 7/07/09(a)	15,700	15,700,000
Ohio GO (Common Schools Project) Series 2005B VRDN,
0.17%, 7/07/09(a)	2,000	2,000,000
Ohio GO PUTTERS Series 2002-306 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.28%, 7/07/09(a)(b)(c)	1,814	1,814,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008A VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty),
0.50%, 7/07/09(a)	4,500	4,500,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.28%, 7/07/09(a)	970	970,000
Ohio Higher Educational Facility RB (University Hospital Health System, Inc. Project) Series 2008C VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 7/07/09(a)	3,700	3,700,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2006F AMT VRDN (Citibank N.A. LOC),
0.28%, 7/07/09(a)	1,400	1,400,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2006I AMT VRDN (Citibank N.A LOC),
0.28%, 7/07/09(a)	1,400	1,400,000

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007B AMT VRDN (Government National Mortgage Assoc. Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),

0.25%, 7/07/09(a)	11,450	11,450,000

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007J AMT VRDN (Government National Mortgage Assoc. Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),

0.37%, 7/07/09(a)	6,500	6,500,000

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008H AMT VRDN (Government National Mortgage Assoc. Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),

0.41%, 7/07/09(a)	1,300	1,300,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2001A-78 VRDN (Wachovia Bank N.A. LOC),
0.36%, 7/07/09(a)(b)	1,025	1,025,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006A AMT VRDN (Barclays Bank Plc LOC),
0.32%, 7/07/09(a)	125	125,000
Ohio Water Development Authority GO Series 2008 BAN,
4.00%, 10/01/09	1,200	1,204,894
Oregon GO (Various Purposes Project) Series 2008 BAN,
2.50%, 9/09/09	350	349,677
Painesville GO (Various Purposes Project) Series 2008 BAN,
4.40%, 11/05/09	300	301,418
Painesville GO Series 2008 BAN,
2.35%, 8/13/09	700	700,323

16	JUNE 30, 2009

Schedule of Investments (continued)	Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (continued)
Pepper Pike GO (Special Assessment Sewer System Project) Series 2009 BAN,
1.50%, 10/14/09	$550	$550,788
Pickerington GO Series 2009 BAN,
2.00%, 2/04/10	2,400	2,411,324
Putnam County Health Care Facilities RB (Hilty Memorial Home Project) Series 2004 VRDN (LaSalle Bank N.A. LOC),
0.50%, 7/07/09(a)	3,245	3,245,000
Seneca County GO Series 2008 BAN,
4.00%, 11/12/09	200	200,354
Seven Hills GO (Recreation Center Improvement Project) Series 2008 BAN,
2.30%, 8/19/09	800	800,421
Sharonville GO Series 2008 BAN,
2.75%, 7/24/09	400	400,160
Sharonville GO Series 2009 BAN,
2.00%, 1/20/10	900	902,464
South Euclid GO Series 2009B BAN,
2.50%, 1/25/10	600	605,078
Stark County Sewer District GO Series 2008-1 BAN,
2.65%, 9/10/09	1,000	1,000,000
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 VRDN (KeyBank N.A. LOC),
3.45%, 7/07/09(a)	145	145,000
Summit County IDRB (KB Compost Services, Inc. Project) Series 2001 AMT VRDN (KeyBank N.A. LOC),
3.65%, 7/07/09(a)	600	600,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT VRDN (KeyBank N.A. LOC),
3.45%, 7/07/09(a)	340	340,000
Sylvania Township GO (Various Purpose Improvement Project) Series 2009 BAN,
1.25%, 3/26/10	400	401,662
Toledo Multi-Family Housing RB (Cherrywood Apartments Project) Series 2001 AMT VRDN (KeyBank N.A. LOC),
3.45%, 7/07/09(a)	2,245	2,245,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 7/07/09(a)	3,800	3,800,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (KeyBank N.A. LOC),
3.35%, 7/07/09(a)	3,100	3,100,000
Trumbull County IDRB (United Steel Service, Inc. Project) Series 2000B AMT VRDN (Bank One N.A. LOC),
2.90%, 7/07/09(a)	100	100,000
University of Akron General Receipts RB Series 2008C-1 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
0.75%, 7/07/09(a)	13,905	13,905,000
University of Akron General Receipts RB Series 2008C-2 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
0.75%, 7/07/09(a)	2,900	2,900,000
Upper Valley Career Center GO Series 2008 BAN,
3.75%, 11/24/09	200	200,817
Vermilion GO Series 2008 BAN,
2.50%, 7/23/09	1,450	1,450,518
Wadsworth School District GO Series 2008 BAN,
2.13%, 7/01/09	300	300,000
Wapakoneta GO Series 2008 BAN,
3.00%, 12/03/09	200	200,330
Western Reserve Housing Development Corp. Economic RB (Trumbull Metropolitan Housing Project) Series 2003 VRDN (KeyBank N.A. LOC),
2.70%, 7/07/09(a)	3,075	3,075,000
Williams County GO (Various Purpose Project) Series 2008 BAN,
2.50%, 9/09/09	2,500	2,502,822
Wyoming GO Series 2008 BAN,
2.25%, 9/03/09	200	200,138

Total Investments (Cost — $196,266,513*) — 100.8%		196,266,513
Liabilities in Excess of Other Assets — (0.8)%		(1,564,589)

Net Assets — 100.0%		$194,701,924

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

JUNE 30, 2009	17

Schedule of Investments (concluded)	Ohio Municipal Money Market Portfolio

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$196,266,513
Level 3	—

Total	$196,266,513

1	See above Schedule of Investments for values in the state.

18	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania — 94.0%
Allegheny County Hospital Development Authority RB (Presbyterian University Hospital Project) Series 1988B-1 VRDN (Bank One N.A. LOC),
0.25%, 7/07/09(a)	$3,085	$3,085,000
Allegheny County Hospital Development Authority RB (Presbyterian University Hospital Project) Series 1988B-3 VRDN (Bank One N.A. LOC),
0.25%, 7/07/09(a)	2,050	2,050,000
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) PUTTERS Series 2007-2327 VRDN (JPMorgan Chase Bank LOC),
0.35%, 7/07/09(a)(b)(c)	3,920	3,920,000

Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2007C-5 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.40%, 7/07/09(a)(b)	8,000	8,000,000

Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2008E-11 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.40%, 7/07/09(a)(b)	5,400	5,400,000
Beaver County IDA RB (FirstEnergy Nuclear Project) Series 2006B VRDN (Citibank N.A. LOC),
0.32%, 7/07/09(a)	3,100	3,100,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wachovia Bank N.A. LOC),
0.62%, 7/07/09(a)	1,155	1,155,000
Berks County Municipal Authority RB (Phoebe-Devitt Homes Project) Series 2008A VRDN (Banco Santander LOC),
0.30%, 7/07/09(a)	4,200	4,200,000
Berks County Municipal Authority RB (Reading Hospital & Medical Center Project) Series 2009A-2 VRDN (Branch Banking & Trust SBPA),
0.24%, 7/07/09(a)	15,000	15,000,000

Berks County Municipal Authority RBC Municipal Products, Inc. Trust (Reading Hospital and Medical Center Project) Series 2008C-13 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.40%, 7/07/09(a)(b)	5,400	5,400,000
Butler County Hospital Authority RB (Butler Health System Project) Series 2009A VRDN (Branch Banking & Trust Co. LOC),
0.24%, 7/07/09(a)	3,200	3,200,000
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.30%, 7/07/09(a)	1,955	1,955,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.30%, 7/07/09(a)	2,885	2,885,000
Cambria County IDA Resource Recovery RB (Cambria Cogen Co. Project) Series 1998A-2 AMT VRDN (Bayerische Landesbank Girozentrale LOC),
0.55%, 7/07/09(a)	16,000	16,000,000
Delaware County Authority Airport Facilities IDRB (United Parcel Service Project) Series 1985 VRDN,
0.19%, 7/01/09(a)	11,300	11,300,000
Delaware County IDA PCRB (Exploration & Oil Project) Series 1995 VRDN (Wachovia Bank N.A. LOC),
0.18%, 7/01/09(a)	200	200,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN,
0.55%, 7/07/09(a)	100	100,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.75%, 7/07/09(a)	20,325	20,325,000
Delaware Valley Regional Financial Authority RB Municipal Trust Receipts Floaters Series 2008-2933 VRDN (Bayerische Hypovereins Bank Liquidity Facility, Unicredit SpA Guaranty),
0.45%, 7/07/09(a)(b)	17,115	17,115,000
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC),
0.27%, 7/07/09(a)	17,000	17,000,000
Emmaus General Authority RB Series 1989B-24 VRDN (U.S. Bank N.A. LOC),
0.30%, 7/07/09(a)	3,100	3,100,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC),
0.30%, 7/07/09(a)	3,000	3,000,000
Emmaus General Authority RB Series 1989G-18 VRDN (U.S. Bank N.A. LOC),
0.30%, 7/07/09(a)	15,600	15,600,000
Emmaus General Authority RB Series 1989H-22 VRDN (U.S. Bank N.A. LOC),
0.30%, 7/07/09(a)	7,900	7,900,000
Erie County Hospital Authority RB (St. Mary’s Home Erie Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.35%, 7/07/09(a)	4,800	4,800,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.50%, 7/07/09(a)	1,760	1,760,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC),
0.29%, 7/07/09(a)	1,800	1,800,000
JPMorgan Chase PUTTERS Drivers Trust GO Series 2009-3351 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.26%, 7/07/09(a)(b)(c)	2,245	2,245,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 1996 VRDN (Wachovia Bank N.A. LOC),
0.27%, 7/07/09(a)	15,845	15,845,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008A VRDN (Wachovia Bank N.A. LOC),
0.32%, 7/01/09(a)	4,500	4,500,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank LOC),
0.32%, 7/01/09(a)	6,500	6,500,000
Lancaster County IDRB (Clean Creek Partners Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.50%, 7/07/09(a)	3,855	3,855,000

JUNE 30, 2009	19

Schedule of Investments (continued)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Lancaster County IDRB (D&P Skibo LLC Project) Series 2001 AMT VRDN (Wachovia Bank N.A. LOC),
0.62%, 7/07/09(a)	$1,120	$1,120,000
Lawrence County IDRB (L&N Metallurgical Products Project) Series 1996 AMT VRDN (BNP Paribas LOC),
0.70%, 7/07/09(a)	3,465	3,465,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008C VRDN (Bank of America N.A. LOC),
0.32%, 7/01/09(a)	6,600	6,600,000
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.23%, 7/07/09(a)	2,500	2,500,000
Lower Merion School District GO (Capital Project) Series 2009A VRDN (State Street Bank & Trust Co. LOC, State Aid Withholding Insurance),
0.25%, 7/07/09(a)	2,600	2,600,000
Montgomery County IDRB (PECO Energy Project) Series 1999B AMT VRDN (Wachovia Bank N.A. LOC),
0.32%, 7/07/09(a)	3,560	3,560,000
Northampton County General Purpose Authority RB (Lafayette College Project) Series 2006 VRDN (JPMorgan Chase Bank SBPA),
0.20%, 7/07/09(a)	2,650	2,650,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wachovia Bank N.A. LOC),
0.62%, 7/07/09(a)	1,700	1,700,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. SBPA),
0.45%, 7/07/09(a)(b)	7,700	7,700,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.50%, 7/07/09(a)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC),
0.41%, 7/07/09(a)	1,950	1,950,000
Pennsylvania Economic Development Financing Authority RB (Material Technology Project) Series 2000D AMT VRDN (Wachovia Bank N.A. LOC),
0.62%, 7/07/09(a)	400	400,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN,
0.40%, 7/07/09(a)	6,900	6,900,000
Pennsylvania Economic Development Financing Authority RB Series 2008 VRDN (TD Bank N.A. LOC),
0.33%, 7/01/09(a)	11,445	11,445,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB (IESI, Corp. Project) Series 2006V AMT VRDN (Bank of America N.A. Liquidity Facility),
1.05%, 7/07/09(a)(b)	8,700	8,700,000
Pennsylvania Economic Development Financing Authority Wastewater Treatment RB (Sunoco, Inc. Project) Series 2009B VRDN (JPMorgan Chase Bank LOC),
0.20%, 7/07/09(a)	700	700,000
Pennsylvania GO Municipal Trust Receipts Floaters Series 2008-2720 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.30%, 7/07/09(a)(b)	5,055	5,055,000
Pennsylvania GO Series 2001 MB,
5.00%, 9/15/09	2,000	2,014,014
Pennsylvania GO Series 2007 ROC-RR-II-R-11056 VRDN (Citibank N.A. Liquidity Facility),
0.35%, 7/07/09(a)(b)	2,000	2,000,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC),
0.25%, 7/07/09(a)	7,950	7,950,000
Pennsylvania Higher Educational Facilities Authority RB (Holy Family University Project) Series 2008 VRDN (TD Bank N.A. LOC),
0.29%, 7/07/09(a)	1,500	1,500,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.26%, 7/07/09(a)(b)(c)	5,505	5,505,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS Series 2006-1271 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.26%, 7/07/09(a)(b)(c)	3,655	3,655,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008B VRDN (Bank of America N.A. SBPA),
0.35%, 7/07/09(a)	35	35,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008C VRDN (Bank of America N.A. SBPA),
0.35%, 7/07/09(a)	35	35,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D VRDN (Bank of America N.A. SBPA),
0.35%, 7/07/09(a)	1,800	1,800,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2007-1213B AMT VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.46%, 7/07/09(a)(b)(c)	1,000	1,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2009-3297 AMT VRDN (JPMorgan Chase Bank Liquidity Facility),
0.46%, 7/07/09(a)(b)(c)	1,245	1,245,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83B AMT VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.45%, 7/07/09(a)	1,800	1,800,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83C AMT VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.45%, 7/07/09(a)	1,400	1,400,000

20	JUNE 30, 2009

Schedule of Investments (continued)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-84D AMT VRDN (Dexia Credit Local SBPA),
0.75%, 7/07/09(a)	$5,000	$5,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-85B AMT VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.45%, 7/07/09(a)	3,300	3,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-85C AMT VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.45%, 7/07/09(a)	3,145	3,145,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006-95C AMT VRDN (Dexia Credit Local SBPA),
0.80%, 7/07/09(a)	8,000	8,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2007-99C AMT VRDN (Dexia Credit Local SBPA),
0.75%, 7/07/09(a)	2,400	2,400,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2008A-3 VRDN (JPMorgan Chase Bank SBPA),
0.25%, 7/07/09(a)	16,875	16,875,000
Pennsylvania Turnpike Commission RB Series 2001U VRDN (Dexia Credit Local SBPA),
0.75%, 7/07/09(a)	4,000	4,000,000
Pennsylvania Turnpike Commission RB Series 2002A-1 VRDN (WestLB A.G. SBPA),
0.40%, 7/07/09(a)	11,175	11,175,000
Pennsylvania Turnpike Commission RB Series 2002A-2 VRDN (Landesbank Baden-Wurttemberg Girozentrale SBPA),
0.40%, 7/07/09(a)	27,490	27,490,000
Philadelphia Airport RB Series 2005C AMT VRDN (TD Bank N.A. LOC),
0.40%, 7/07/09(a)	7,300	7,300,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.28%, 7/07/09(a)(b)(c)	2,880	2,880,000
Philadelphia Authority for Industrial Development (Chemical Heritage Foundation Project) RB Series 1998 VRDN (Wachovia Bank N.A. LOC),
0.32%, 7/07/09(a)	5,195	5,195,000
Philadelphia Authority for Industrial Development (Chestnut Hill Academy Project) RB Series 2005 VRDN (Wachovia Bank N.A. LOC),
0.47%, 7/07/09(a)	3,900	3,900,000
Philadelphia Authority for Industrial Development (Chestnut Hill College Project) RB Series 2007A VRDN (Wachovia Bank N.A. LOC),
0.32%, 7/07/09(a)	4,555	4,555,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.20%, 7/07/09(a)	2,955	2,955,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank LOC),
0.30%, 7/07/09(a)	1,050	1,050,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (Morgan Guaranty Trust LOC),
0.30%, 7/07/09(a)	12,500	12,500,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.30%, 7/07/09(a)	14,800	14,800,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wachovia Bank N.A. LOC),
0.52%, 7/07/09(a)	1,635	1,635,000
Philadelphia Gas Works RB Series 2004A-2 VRDN (JPMorgan Chase Bank LOC),
0.25%, 7/07/09(a)	7,225	7,225,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2008B VRDN (Wachovia Bank N.A. SBPA),
0.18%, 7/01/09(a)	2,900	2,900,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002A VRDN (JPMorgan Chase Bank SBPA),
0.18%, 7/01/09(a)	395	395,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002B VRDN (JPMorgan Chase Bank SBPA),
0.18%, 7/01/09(a)	4,500	4,500,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Fleet National Bank SBPA),
0.18%, 7/01/09(a)	4,670	4,670,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2008A VRDN (Wachovia Bank N.A. SBPA),
0.18%, 7/01/09(a)	5,600	5,600,000
Philadelphia School District GO Municipal Trust Receipts Floaters Series 2004 VRDN (Branch Banking & Trust Co. LOC),
0.20%, 7/07/09(a)(b)	2,275	2,275,000
Philadelphia School District GO Series 2008B-1 VRDN (State Aid Withholding Insurance, Wachovia Bank N.A. LOC),
0.27%, 7/07/09(a)	5,000	5,000,000
Philadelphia School District GO Series 2009C VRDN (TD Bank N.A. LOC),
0.16%, 7/07/09(a)	3,500	3,500,000
Pittsburgh School District GO Series 2008 BAN (State Aid Withholding Insurance),
3.50%, 11/02/09	4,800	4,823,987
St. Mary Hospital Authority Bucks County RB (Catholic Health Initiatives Project) Series 2004B VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.49%, 7/07/09(a)	1,100	1,100,000
University of Pittsburgh of the Commonwealth System of Higher Education RB (University Capital Project) Series 2000B VRDN (Lloyds Banking Group Plc SBPA),
0.29%, 7/07/09(a)	1,300	1,300,000
University of Pittsburgh of the Commonwealth System of Higher Education RB (University Capital Project) Series 2006C VRDN (Lloyds Banking Group Plc SBPA),
0.29%, 7/07/09(a)	1,200	1,200,000

JUNE 30, 2009	21

Schedule of Investments (concluded)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Upper Merion General Authority Lease RB Series 2003 VRDN (TD Bank N.A. LOC),
0.27%, 7/07/09(a)	$95	$95,000
Venango County IDRB (Scrubgrass Project) AMT TECP (Dexia LOC),
2.50%, 7/01/09-7/07/09	25,235	25,235,000
Washington County Authority RB (Girard Estate Refunding Project) Series 1999 VRDN (JPMorgan Chase Bank LOC),
0.30%, 7/07/09(a)	1,415	1,415,000
Washington County Authority RB (University of Pennsylvania Project) Series 2004 VRDN,
0.17%, 7/07/09(a)	4,225	4,225,000
Westmoreland County IDRB (Redstone Retirement Project) Series 2005B VRDN (Bank of Nova Scotia LOC),
0.30%, 7/07/09(a)	8,890	8,890,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN,
0.80%, 7/07/09(a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wachovia Bank N.A. Liquidity Facility),
0.62%, 7/07/09(a)	1,145	1,145,000

		547,528,001

Puerto Rico — 1.4%
Commonwealth of Puerto Rico Series 2008A-3 TRAN (BBVA Bank LOC),
3.00%, 7/30/09	8,000	8,008,525

Total Investments (Cost — $555,536,526*) — 95.4%		555,536,526
Other Assets in Excess of Liabilities — 4.6%		26,583,083

Net Assets — 100.0%		$582,119,609

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$555,536,526
Level 3	—

Total	$555,536,526

1	See above Schedule of Investments for values in the state or political subdivision.

22	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Virginia — 84.1%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC),
0.40%, 7/07/09(a)	$3,050	$3,050,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Liquidity Facility),
0.29%, 7/07/09(a)	4,920	4,920,000
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC),
0.29%, 7/07/09(a)	400	400,000
Commonwealth of Virginia Transportation Board Clipper Tax-Exempt Certificate Trust RB Series 2007-2009-38 VRDN (State Street Bank & Trust Co. Liquidity Facility),
0.38%, 7/07/09(a)(b)	3,500	3,500,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.29%, 7/07/09(a)	1,000	1,000,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B VRDN (Wachovia Bank N.A. LOC),
0.30%, 7/07/09(a)	2,300	2,300,000
Greater Richmond Convention Center Authority Hotel Tax RB (Convention Center Expansion Project) Series 2000 MB,
6.13%, 6/15/10	1,500	1,596,207
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 VRDN (Fannie Mae Credit Support & LOC),
0.30%, 7/07/09(a)	1,225	1,225,000
Hanover County Economic Development Authority RB (Bon Secours Health System, Inc. Project) Series 2008D-2 VRDN (U.S. Bank N.A. LOC),
0.16%, 7/07/09(a)	5,880	5,880,000
Lexington IDA Educational Facilities RB (VMI Development Board, Inc. Project) Series 2006 VRDN (Wachovia Bank N.A. LOC),
0.32%, 7/01/09(a)	900	900,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003A VRDN,
0.15%, 7/07/09(a)	4,800	4,800,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003B VRDN,
0.15%, 7/07/09(a)	3,000	3,000,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003E VRDN,
0.12%, 7/07/09(a)	1,800	1,800,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.32%, 7/07/09(a)	165	165,000
Montgomery County IDRB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC),
0.29%, 7/01/09(a)	925	925,000
Newport News IDRB (CNU Warwick LLC Student Apartments Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.32%, 7/07/09(a)	200	200,000
Norfolk Economic Development Authority Hospital Facilities RB (Sentara Healthcare Project) Series 2009C VRDN,
0.19%, 7/07/09(a)	700	700,000
Norfolk Redevelopment & Housing Authority RB (Harbor’s Edge Project) Series 2004B VRDN (HSH Nordbank A.G. LOC),
3.25%, 7/07/09(a)	3,700	3,700,000
Norfolk Redevelopment & Housing Authority RB (Old Dominion University Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.32%, 7/07/09(a)	300	300,000
Richmond IDA RB (Crow-Klein Project) Series 1987A VRDN (Wachovia Bank N.A. LOC),
0.85%, 7/07/09(a)	2,140	2,140,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC),
0.30%, 7/07/09(a)	1,235	1,235,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC),
0.29%, 7/07/09(a)	600	600,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program) Series 2006C VRDN (Wachovia Bank N.A. SBPA),
0.32%, 7/01/09(a)	2,250	2,250,000
Virginia College Building Authority Educational Facilities RB (21st Century College Program) Series 2004B MB,
5.00%, 2/01/10	1,450	1,487,996
Virginia College Building Authority Educational Facilities RB (Shenandoah University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.29%, 7/01/09(a)	3,200	3,200,000
Virginia Port Authority RB Series 2009 BAN,
2.00%, 5/18/10	3,800	3,850,644
Virginia Public Building Authority RB Series 2005D VRDN (Dexia Bank SBPA),
0.60%, 7/07/09(a)	2,200	2,200,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 7/07/09(a)(b)	4,715	4,715,000
Virginia Small Business Financing Authority RB (Carilion Clinic Obligated Group Project) Series 2008A VRDN (Wachovia Bank N.A. SBPA),
0.32%, 7/01/09(a)	200	200,000
Virginia Small Business Financing Authority RB (Carilion Clinic Obligated Group Project) Series 2008B VRDN (Bank of America N.A. SBPA),
0.32%, 7/01/09(a)	1,100	1,100,000
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC),
0.29%, 7/07/09(a)	1,400	1,400,000

		64,739,847

Puerto Rico — 15.8%
Commonwealth of Puerto Rico GO Series 2004B-4 VRDN (Dexia Credit Local SBPA),
1.90%, 7/07/09(a)	3,500	3,500,000
Commonwealth of Puerto Rico GO Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.75%, 7/07/09(a)(b)	4,300	4,300,000

JUNE 30, 2009	23

Schedule of Investments (concluded)	Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico (concluded)
Commonwealth of Puerto Rico GO Series 2008A-2 TRAN (BNP Paribas LOC),
3.00%, 7/30/09	$3,000	$3,003,197
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2008 ROC-RR-II-R-10327CE VRDN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty),
1.10%, 7/07/09(a)(b)	1,300	1,300,000

		12,103,197

Total Investments (Cost — $76,843,044*) — 99.9%		76,843,044
Other Assets in Excess of Liabilities — 0.1%		114,233

Net Assets — 100.0%		$76,957,277

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$76,843,044
Level 3	—

Total	$76,843,044

1	See above Schedule of Investments for values in the state.

24	JUNE 30, 2009

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: August 21, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: August 21, 2009